Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets, net
Schedule of intangible assets, net

The following is a summary of intangible assets, net:

	As of December 31,
	2018	2019
	RMB	RMB
Cost
Domain names and trademarks	1,643,080	1,651,421
Technology	215,064	215,064
Customer relationship	26,586	26,586
Licenses	12,793	12,793
Total	1,897,523	1,905,864
Accumulated amortization
Domain names and trademarks	(605,014)	(778,424)
Technology	(165,982)	(212,690)
Customer relationship	(26,263)	(26,586)
Licenses	(319)	(1,599)
Total	(797,578)	(1,019,299)
Net book value	1,099,945	886,565

Schedule of estimated aggregate amortization expenses

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Amounts
RMB
For the year ended December 31,
2020	177,111
2021	174,736
2022	174,736
2023	174,736
2024	173,660
Thereafter	11,586
Total	886,565